Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 297,260,343.04
Previously Paid Amount	0.00
Total Fee Amount	41,051.65
Total Offset Amount	20,248.00
Net Fee	$ 20,803.65
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A